Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Overview and Basis of Presentation [Abstract]
Schedule of net of accumulated depreciation
Useful Lives
Computer hardware	3 – 5 years
Furniture and fixtures	3 – 5 years
Leasehold improvements	Lesser of useful life or term of lease

Schedule of reclassifications of previously issued financial statements
	As previously reported	Adjustments	As reclassified
Consolidated statement of comprehensive loss for the year ended: December 31, 2021
Cost of revenues, exclusive of depreciation and amortization	$7,198,859	$(7,198,859)	$—
Cost of services (content, hosting, and other)	—	7,805,474	7,805,474
General and administrative	3,036,157	95,322	3,131,479
Sales and marketing	3,524,615	(606,615)	2,918,000
Amortization and depreciation	249,737	(95,322)	154,415
	As previously reported	Adjustments	As reclassified
Condensed consolidated statements of comprehensive loss for the three months ended: September 30, 2022
Cost of revenues	$7,489,884	$(7,489,884)	$—
Cost of services (content, hosting, and other)	—	12,287,183	12,287,183
General and administrative	2,545,408	141,220	2,686,628
Sales and marketing	6,547,045	(5,093,921)	1,453,124
Amortization and depreciation	257,394	152,994	410,388
Interest income (expense), net	210,548	1,180	211,728
Income tax (expense) recovery	3,588	(3,588)	—

September 30, 2021
Cost of revenues	1,809,612	(1,809,612)	—
Cost of services (content, hosting, and other)	—	1,973,342	1,973,342
General and administrative	646,537	12,847	659,384
Sales and marketing	713,155	(184,726)	528,429
Amortization and depreciation	17,541	8,149	25,690

Condensed consolidated statements of comprehensive loss for the nine months ended: September 30, 2022
Cost of revenues	14,671,468	(14,671,468)	—
Cost of services (content, hosting, and other)	—	20,213,175	20,213,175
General and administrative	5,577,028	405,265	5,982,293
Sales and marketing	9,626,375	(6,225,231)	3,401,144
Amortization and depreciation	625,369	299,605	924,974
Interest income (expense), net	231,999	2,535	234,534
Income tax (expense) recovery	(18,811)	18,811	—

September 30, 2021
Cost of revenues	4,735,912	(4,735,912)	—
Cost of services (content, hosting, and other)	—	4,899,642	4,899,642
General and administrative	1,237,264	37,871	1,275,135
Sales and marketing	1,408,477	(184,726)	1,223,751
Amortization and depreciation	45,279	(16,875)	28,404